11007982

NYSE Regulation

11 Wall Street
New York, NY 10005
P (212) 656-2817
mcoolbaugh@nyx.com

Received SEC
JUL 01 2011
Washington, DC 20549

CERT NYS
File No. 001-32942

July 1, 2011

Ms. Cecile Peters
Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
Room 2531
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

This is to certify that on June 29, 2011, NYSE Amex, LLC (the "Exchange") received from Evolution Petroleum Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

8.5% Series A Cumulative Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration upon official notice of issuance and to customary closing conditions.

We understand that the Registrant is seeking effectiveness of the 8-A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Carol Clcom

Via email: filer-support@sec.gov